787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

VIA EDGAR

December 20, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	SunAmerica Specialty Series

Securities Act File No. 331-111662

Investment Company Act File No. 811-21482

Ladies and Gentlemen:

On behalf of SunAmerica Specialty Series (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant has elected to file the certification set out below in lieu of electronically filing definitive copies of the prospectus and statement of additional information contained in its most recent amendment to its registration statement on Form N-1A (the “Amendment”), as required by Rule 497(c) under the 1933 Act.

The Registrant hereby certifies that:

1.

the form of prospectus and statement of additional information that would have been filed under paragraph (c) of Rule 497 under the 1933 Act following the filing of the Amendment would not have been different from that contained in the Amendment; and

2.

the Amendment, which is designated as Post-Effective Amendment No. 68 under the 1933 Act and as Amendment No. 68 under the Investment Company Act of 1940, as amended, was filed electronically on December 17, 2019.

Should members of the Staff have any questions or comments, they should call the undersigned at (212) 728-8427.

Sincerely,

/s/ Allison H. Schwartz
Allison H. Schwartz

cc:	Kathleen Fuentes, Esq., SunAmerica Asset Management, LLC

Edward Gizzi, Esq., SunAmerica Asset Management, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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